Basis of presentation and accounting policies - Additional Information (Details) $ / shares in Units, shares in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares
Basis of presentation and accounting policies
Recognized a translation income/(loss)	$ 466,200,000	$ (281,700,000)	$ 91,100,000
Number of airports | item	52
Share capital	$ 163,223,000	$ 163,223,000	$ 163,223,000	$ 163,223,000
Authorized capital	$ 225,000,000			$ 225,000,000
Shares authorized | shares	225			225
Par value per share | $ / shares	$ 1	$ 1	$ 1	$ 1
Price index	$ 7,694.01	$ 3,533.19	$ 1,134.59	$ 7,694.01
Conversion factor derived from indexes	$ 2.18	$ 3.11	$ 1.95	$ 2.18
Period of Accumulated price index variation	36 months	36 months	36 months	36 months
Percentage price index variation has exceeded	100.00%	100.00%	100.00%	100.00%
Maximum
Basis of presentation and accounting policies
Percentage of voting rights	50.00%
Minimum
Basis of presentation and accounting policies
Percentage of voting rights	20.00%
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011	9.35%
Number of airports | item	35
Corporacion America Italia S A
Basis of presentation and accounting policies
Percentage of majority stake owned	62.28%